Acquisitions and Divestitures (Tables)	9 Months Ended
Sep. 30, 2013
Business Acquisition, Pro Forma Information [Abstract]
Schedule of Assets and Liabilities Acquired Under Common Control [Table Text Block]
The contribution is being treated as a transaction between entities under common control, under which the net assets received are recorded at their historical book value as of date of transfer. The following table presents the carrying value of the identified assets received and liabilities assumed at the acquisition date (in thousands):

Cash and cash equivalents	$1,935
Accounts receivable	3,629
Unbilled revenue	1,446
Other current assets	2,049
Property, plant and equipment, net	82,615
Other assets	1,000
Accounts payable	(11)
Accrued expenses and other current liabilities	(4,077)
Current portion of long-term debt	(893)
Asset retirement obligation liability	(25,763)
Total identifiable net assets	$61,930

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table presents the fair value of consideration transferred to acquire the Chatom System and the amounts of identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the 12.6% noncontrolling interest in the Chatom System at the acquisition date (in thousands):

Cash	$51,377
Recognized amounts of identifiable assets acquired and liabilities assumed:
Unbilled revenue	$4,535
Property, plant and equipment	58,279
Asset retirement cost	452
Accounts payable	(399)
Accrued gas purchases	(3,631)
Asset retirement obligations	(452)
Noncontrolling interest	(7,407)
Total identifiable net assets	$51,377

Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents unaudited pro forma consolidated information of the Partnership, adjusted for the acquisition of the Chatom System, as if the acquisition had occurred on January 1, 2011:

(unaudited, in thousands)	Nine months ended September 30, 2012
Revenue	$174,179
Net income	$1,422
Limited partners’ net income per unit	$0.14